CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock [Member]	Retained Earnings (Accumulated Deficit) [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at beginning of period at Dec. 31, 2017	$ 324,986	$ (54,054)	$ (5,999)	$ 264,933
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	0	39,839	0	39,839
Cash dividends declared	0	(14,055)	0	(14,055)
Repurchase of common stock	(12,681)	0	0	(12,681)
Acquisition of TCSB Bancorp, Inc.	64,536	0	0	64,536
Issuance of common stock	267	0	0	267
Share based compensation	1,731	0	0	1,731
Share based compensation withholding obligation	(1,467)	0	0	(1,467)
Other comprehensive income (loss)	0	0	(4,109)	(4,109)
Balances at end of period at Dec. 31, 2018	377,372	(28,270)	(10,108)	338,994
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	0	46,435	0	46,435
Cash dividends declared	0	(16,554)	0	(16,554)
Repurchase of common stock	(26,284)	0	0	(26,284)
Issuance of common stock	284	0	0	284
Share based compensation	1,854	0	0	1,854
Share based compensation withholding obligation	(882)	0	0	(882)
Other comprehensive income (loss)	0	0	6,322	6,322
Balances at end of period at Dec. 31, 2019	352,344	1,611	(3,786)	350,169
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	0	56,152	0	56,152
Cash dividends declared	0	(17,618)	0	(17,618)
Repurchase of common stock	(14,231)	0	0	(14,231)
Issuance of common stock	15	0	0	15
Share based compensation	1,980	0	0	1,980
Share based compensation withholding obligation	(755)	0	0	(755)
Other comprehensive income (loss)	0	0	13,810	13,810
Balances at end of period at Dec. 31, 2020	$ 339,353	$ 40,145	$ 10,024	$ 389,522